Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (286.4)	$ (52.4)	$ (56.8)
Other comprehensive gain/(loss), net of tax:
Actuarial (loss)/gain relating to pension	(2.7)	21.6	34.9
Unrealized gain on interest rate swaps in VIE	1.2	1.2	0.2
Other comprehensive income/(loss), net of tax	(1.5)	22.8	35.1
Total comprehensive loss for the year ended	(287.9)	(29.6)	(21.7)
Total comprehensive income attributable to non-controlling interests	12.5	15.6	16.4
Total comprehensive loss attributable to the shareholders	$ (300.4)	$ (45.2)	$ (38.1)